Investment in Unconsolidated Entity (Investment in Unconsolidated Entity) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Total investment			$ 51	$ 299	$ 647	$ 667	$ 984
Carrying value of the investment in OpenKey (in thousands)	$ 2,722		2,722		2,829	4,489
Equity in earnings (loss) of unconsolidated entities	(79)	$ (867)	(158)	(1,930)	(2,307)	867	(5,866)
OpenKey
Schedule of Equity Method Investments [Line Items]
Total investment			4,700		647	667	983
Carrying value of the investment in OpenKey (in thousands)	$ 2,722		$ 2,722		$ 2,829	$ 2,593
Ownership interest in OpenKey	17.10%		17.10%		17.00%	16.30%
Equity in earnings (loss) of unconsolidated entities	$ (79)	$ (100)	$ (158)	$ (216)	$ (411)	$ (592)	$ (481)